SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

Certificate of Amendment.

On May 3, 2016, Medical Alarm Concepts Holding, Inc. (the “Company”) filed a Certificate of Amendment (the “Amendment”) to its Articles of Incorporation, as amended, to increase the total number of shares of authorized capital stock to 410,000,000 shares consisting of (i) 400,000,000 shares of Common Stock and (ii) 10,000,000 shares of Preferred Stock with such rights and preferences as determined by the Company’s Board of Directors. The Amendment was approved by written consent of the Company’s shareholder holding a majority of the Company’s voting capital stock on March 15, 2016.

Private Placement

On April 21, 2016 (the “Closing Date”), the Company closed the sale of one unit for $400,000 (the “Unit”), pursuant to a subscription agreements (the “Subscription Agreement”) with an accredited investor (the “Investor”). The Unit consisted of (i) 400,000 shares of Series D Preferred Stock, par value $0.0001 per share (the “Preferred D Shares”). Each of the Preferred D Shares are convertible into 100 shares of the Company’s common stock, par value $0.0001 per share; and (ii) one warrant (the “Warrant”) to purchase 40,000,000 shares of Common Stock, $0.001 par value per share, at an exercise price of $0.01 per share, subject to adjustment, and expires three years from the date of issuance.

The Company is prohibited from effecting a conversion of the Preferred D Shares to the extent that, as a result of such conversion, such Investor would beneficially own more than 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon conversion of the Preferred D Shares, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.

Common Stock Issuance

In May 2016, the Board of Directors approved to issue 37,500,000 shares of company’s common stock to company’s directors, employees and consultants.

NOTE 14 – SUBSEQUENT EVENT

On October 19, 2015, the Company issued 400,000 to two consultants for services performed per consulting agreements and 200,000 shares to one of the owner of MNY for compensation of increasing the line of credit to $500,000.